Restructuring Activities - Restructuring Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	$ 15	$ 11	$ 91
Restructuring expense, cumulative expenses	244
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	6	7	80
Restructuring expense, cumulative expenses	183
Lease and Other Contract Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	2		1
Restructuring expense, cumulative expenses	12
Exit and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	3	5	4
Restructuring expense, cumulative expenses	23
Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	11	12	85
Restructuring expense, cumulative expenses	218
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	4	(1)	6
Restructuring expense, cumulative expenses	$ 26